Business Combinations (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Schedule Purchase Price of Acquisition at Fair Value

Net assets acquired	Asset fair value	Relative fair value
	$	$
3 Natural Product Numbers	90,000	89,259
Plant and Equipment	102,824	101,976
Health Canada NHP Site Licence	150,000	148,765
	342,824	340,000

Schedule of Summarized Financial Information for Naturals

December 31
2019
$
Current assets	260,899
Non-current assets	8,721,861
Current liabilities	(208,817)
Non-current liabilities	(534,464)
Revenues for the year ended December 31, 2019	212,798
Net loss for the year ended December 31, 2019	(1,562,521)

Total
$
Balance, December 31, 2018	-
Share of loss for the year	(765,635)
Balance, December 31, 2019	(765,635)

Verdelite Sciences Inc [Member]
Statement Line Items [Line Items]
Schedule Purchase Price of Acquisition at Fair Value

The total purchase price of the acquisition and the fair value of the net assets acquired of Verdélite as recorded in the year ended December 31, 2018 is as follows:

$
Cash	22,500,000
Deferred payment, present value of final $22.5 million cash payable May 2019	22,009,404
Portion specified as purchase of shareholder loans	(3,933,591)
9,911,894 Common Shares	45,000,000
Transaction costs	153,967
Total purchase price	85,729,780

$
Cash	19,906
Amounts receivable	100,304
Prepaid expenses	-
Property and equipment	6,311,123
Intangible assets	86,103,549
Total assets	92,534,882

Accounts payable and accrued liabilities	(285,067)
Current portion of long-term debt	(2,586,444)
Shareholder loans	(3,933,591)
Total liabilities	(6,805,102)

Net assets acquired	85,729,780